Submission	Oct. 09, 2026
Submission [Line Items]
Central Index Key	0002019505
Registrant Name	Health In Tech, Inc.
Registration File Number	333-298758
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A